Related Party Transactions (Parties in Interest)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions (Parties in Interest)	Related Party Transactions (Parties in Interest)
The Plan’s recordkeeper, trustee, investment advisors and custodians described in note 1, as well as the Company and Plan participants, are each a “party in interest” to the Plan as defined by ERISA. Parties in interest to the Plan are noted in the Schedule H, Line 4i - Schedule of Assets (Held at End of Year). Any fees paid by the Plan with respect to those or other transactions are described in the GE Retirement Savings Plan Supplemental Information document.
The Plan's investments included GE Aerospace Common Stock, in the GE Stock Fund, as of December 31, 2025 and 2024, and the GE Vernova Common Stock, in the GE Vernova Stock Fund, as of December 31, 2024. The GE Vernova Stock Fund was fully liquidated in April 2025. The Plan purchased $122.8 million and $168.1 million, sold $161.5 million and $756.3 million, and recorded dividend income of $13.9 million and $10.5 million in the GE Stock Fund during the 2025 and 2024 plan years, respectively. The Plan purchased $264.5 million in 2024, sold $202.2 million and $59.9 million in 2025 and 2024, respectively, and recorded dividend income of $0.5 million in 2025 in the GE Vernova Stock Fund.